Prepayments and other current assets	12 Months Ended
Dec. 31, 2021
Prepayments and other current assets
Prepayments and other current assets

5. Prepayments and other current assets

The prepayments and other current assets consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Prepayment to location partners(a)	135,416	357,060
VAT receivables	62,112	77,527
Prepayment to service providers(b)	30,834	9,753
Deposits	9,974	14,553
Prepaid expenses	12,257	13,133
Advance payment of income tax	—	5,383
Others	2,427	10,131
Total	253,020	487,540
(a)	It represents entry fees and prepaid commissions to location partners. As discussed in Note 2(r), entry fees paid to location partners are amortized on straight line basis over the contractual period with location partners during which the Group’s equipment is placed in location partners’ venues. In addition, since 2021, when entering into the location partner agreements, the Group agreed to prepay commissions to certain loction partners. The amount of the prepayment is based on the pre-agreed forecast of commissions to the location partners during the contractual period. The prepayment is used to offset the actual commissions to be paid to the local partners on monthly basis based on the pre-agreed monthly forecast of commissions. The location partners are obligated to refund to the Group any remaining prepayments if performance target is not met within a pre-agreed period.

The Group is closely monitoring the recoverability of these prepayments to location partners based on the actual performance of each of the location partners and no impairment charges were recorded as of December 31, 2020 and 2021.

(b)	It represents commission prepayment to third-party payment processing providers and is not readily withdrawable by the Group. The payment processing providers are engaged to facilitate the settlement with certain network partners and location partners for the commission payables. After the prepayment is made by the Group, network partners and location partners can draw down the commissions at their discretions. Upon draw down, the prepayment made to the payment processing providers and commission payables to network partners and location partners (Note 7) are derecognized accordingly.